Loans And Borrowings - Summary of Lease liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amounts recognized in profit or loss
Interest on lease liability	€ 4,733	€ 2,574	€ 0
Expenses relating to short-term leases and low value leases	311	336
Expenses of lease liabilities	5,044	2,910
Amount recognized in the statement of cash flows
Total cash outflow for leases	€ 6,695	€ 3,287